Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

2. Stockholders’ Equity

The following is a summary of the Company’s outstanding common stock warrants:

		March 31, 2018	December 31, 2017
Expiration Date	Exercise Price	(in thousands)
04/16/18	$3.40	1,460	1,460
09/23/18	$2.80	147	147
02/11/19	$2.56	293	293
02/18/19	$2.75	1,872	1,872
08/28/19	$2.90	2,700	2,700
03/20/20	$2.13	234	234
03/25/20	$1.71	2,920	2,920

Total Warrants Outstanding		9,626	9,626

The following is a summary of the Company’s stock option activity under its equity incentive plans:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in thousands)			(years)	(in thousands)
Balance at December 31, 2017	1,846	4,880	$1.05	7.63	$—
Options forfeited	175	(175)	$0.81

Balance at March 31, 2018	2,021	4,705	$1.06	7.36	$—

Vested and exercisable at March 31, 2018		2,252	$1.09	7.15	$—
Vested and expected to vest at March 31, 2018		4,077	$0.87	7.27	$—
Unvested at March 31, 2018		2,453	$1.03

As of March 31, 2018, there was approximately $0.7 million of unrecognized compensation cost related to stock option awards that is expected to be recognized as expense over a weighted average period of approximately 1.9 years.

The fair value for stock options granted is estimated at the date of grant using the Black-Scholes option pricing model. No stock options were granted during the three months ended March 31, 2018. For the three months ended March 31, 2017, the Company used the following weighted average assumptions to estimate the fair value of the stock options:

Risk-free interest rate	2.0%
Expected life (years)	6.3
Expected volatility	89%
Dividend yield	0%

6.	Stockholders’ Equity

Warrants

The following is a summary of the Company’s outstanding common stock warrants:

	Exercise Price	December 31,
		2017	2016
Expiration Date		(in thousands)
06/14/17	$3.70	—	216
04/16/18	$3.40	1,460	1,460
09/23/18	$2.80	147	147
02/11/19	$2.56	293	293
02/18/19	$2.75	1,872	1,872
08/28/19	$2.90	2,700	2,700
03/20/20	$2.13	234	234
03/25/20	$1.71	2,920	2,920

Total Warrants Outstanding		9,626	9,842

No warrants were exercised during the years ended December 31, 2017 and 2016.

All warrants outstanding at December 31, 2017 and 2016 were recorded by the Company as equity at the time of issuance.

Options and restricted stock

As of December 31, 2017, options to purchase common stock were outstanding under three stock option plans—the 2017 Equity Incentive Plan (the “2017 Plan”), the 2015 Equity Incentive Plan (the “2015 Plan”) and the 2005 Stock Plan (the “2005 Plan”). Options to purchase common stock may no longer be made under the 2005 Plan, although options previously granted remain outstanding in accordance with their terms. Under the 2017 Plan, up to 2,000,000 shares of the Company’s common stock may be issued pursuant to awards granted in the form of nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards to employees, consultants, and directors. Under the 2015 Plan, up to 4,000,000 shares of the Company’s common stock may be issued pursuant to awards granted in the form of incentive stock options, nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards to employees, consultants, and directors. The 2015 Plan also allows additional shares of the Company’s common stock to be issued if awards previously authorized or outstanding under the Company’s 2005 Stock Plan are cancelled, forfeited, surrendered, or terminated. Under the 2005 Plan, up to 726,000 shares of the Company’s common may be issued or transferred to the 2015 Plan.

The following is a summary of the Company’s stock option activity under its 2017, 2015 and 2005 Plans:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in thousands)			(years)	(in thousands)
Balance at December 31, 2015	2,695	2,031	$2.01	8.44
Options granted	(2,569)	2,569	$0.70
Options forfeited	423	(423)	$1.74

Balance at December 31, 2016	549	4,177	$1.47	8.14
Options granted	(2,484)	2,484	$0.42
Options forfeited	1,781	(1,781)	$1.16
Options authorized	2,000	—

Balance at December 31, 2017	1,846	4,880	$1.05	7.63	$—

Vested and exercisable at December 31, 2017		2,052	$1.13	7.35	$—
Vested and expected to vest at December 31, 2017		4,084	$0.88	7.53	$—
Unvested at December 31, 2017		2,828	$1.00

As of December 31, 2017, there was approximately $0.9 million of unrecognized compensation cost related to stock option awards that is expected to be recognized as expense over a weighted average period of approximately 2 years.

The weighted average fair value of stock options issued in 2017 and 2016 was $0.34 and $0.51, respectively.

The fair values for the stock options granted were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2017	2016
Risk-free interest rate	2.0%	1.5%
Expected life (years)	6.0	6.0
Expected volatility	88%	88%
Dividend yield	0%	0%

In calculating the estimated fair value of its stock options, the Company used the Black-Scholes option pricing model which requires the consideration of the following variables for purposes of estimating fair value:

•	the stock option exercise price,

•	the grant date price of the Company’s common stock,

•	the expected term of the option,

•	the expected volatility of the Company’s common stock,

•	the expected dividends on the Company’s common stock, and

•	the risk-free interest rate for the expected option term.

Stock Option Exercise Price and Grant Date Price of the Company’s common stock — The closing market price of the Company’s common stock on the date of grant.

Expected Term—The expected term of options represents the period of time for which the options are expected to be outstanding, and is calculated based on the average of the vesting period and the option term.

Expected Volatility—The expected volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate during the term of the option granted. The Company determines the expected volatility based on the historical volatility of its common stock over a period commensurate with the option’s expected term.

Expected Dividends—Because the Company has never declared or paid any cash dividends on any of its common stock and does not expect to do so in the foreseeable future, the Company uses an expected dividend yield of zero to calculate the grant date fair value of a stock option.

Risk-Free Interest Rate—The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option’s expected term on the date of grant.

The Company estimates the level of award forfeitures expected to occur and records compensation expense only for those awards that are ultimately expected to vest.